SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Estimated Useful Lives of Property, Plant and Equipment Stated at Cost Less Accumulated Depreciation) (Details)	12 Months Ended
Dec. 31, 2022
Plant and machinery | Minimum
Estimated useful lives	3 years
Plant and machinery | Maximum
Estimated useful lives	5 years
Motor vehicles | Minimum
Estimated useful lives	4 years
Motor vehicles | Maximum
Estimated useful lives	5 years
Office equipment | Minimum
Estimated useful lives	3 years
Office equipment | Maximum
Estimated useful lives	5 years
Power stations | Minimum
Estimated useful lives	20 years
Power stations | Maximum
Estimated useful lives	40 years
Power stations owned in different countries | Minimum
Estimated useful lives	20 years
Power stations owned in different countries | Maximum
Estimated useful lives	40 years